UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                11/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      680,796
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
ANAREN INC                   COM              032744104      232    11,600          OTHER                       -      0  11,600
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778    1,196    27,045          SOLE                   27,045      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106      158    25,000          OTHER                  25,000      0       -
ELEPHANT TALK COMM CORP      COM NEW          286202205       25    18,250          OTHER                  18,250      0       -
EXPRESS SCRIPTS HLDG CO      COM              30219G108      214     3,422          OTHER                   3,422      0       -
FINANCIAL INSTNS INC         COM              317585404      348    18,646          OTHER                  18,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    5,506   682,281          OTHER                   2,607      0 679,674
GENERAL ELECTRIC CO          COM              369604103      325    14,297          OTHER                  14,297      0       -
ISHARES GOLD TRUST           ISHARES          464285105    2,038   118,000          SOLE                  118,000      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    2,261    21,382          SOLE                   21,382      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,314    15,550          SOLE                   15,550      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    2,983    24,110          SOLE                   24,110      0       -
ISHARES TR                   BARCLYS 7-10 YR  464287440    1,738    16,025          SOLE                   16,025      0       -
ISHARES TR                   AGENCY BD FD     464288166    1,400    12,275          SOLE                   12,275      0       -
ISHARES TR                   BARCLYS MBS BD   464288588    2,816    25,795          SOLE                   25,795      0       -
ISHARES TR                   S&P MIDCAP 400   464287507   80,742   818,220          SOLE                  795,195      0  23,025
ISHARES TR                   S&P 500 INDEX    464287200   69,815   483,485          SOLE                  428,475      0  55,010
ISHARES TR                   S&P SMLCAP 600   464287804   66,678   865,156          SOLE                  843,006      0  22,150
ISHARES TR                   BARCLY USAGG B   464287226      608     5,405          SOLE                    5,405      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      649     5,330          SOLE                    5,330      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465    8,787   165,789          SOLE                  158,664      0   7,125
ISHARES TR                   MSCI VAL IDX     464288877    2,164    47,651          SOLE                   46,351      0   1,300
ISHARES TR                   MSCI EMERG MKT   464287234      519    12,571          SOLE                   12,571      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,371    20,555          SOLE                   20,555      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    5,550   105,025          SOLE                  101,275      0   3,750
ISHARES TR                   S&P MC 400 GRW   464287606    3,949    35,268          SOLE                   35,268      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    4,121    48,471          SOLE                   48,471      0       -
ISHARES TR                   S&P500 GRW       464287309    4,430    56,900          SOLE                   55,175      0   1,725
ISHARES TR                   S&P 500 VALUE    464287408   11,861   180,288          SOLE                  177,238      0   3,050
ISHARES TR                   S&P SMLCP GROW   464287887    4,334    51,839          SOLE                   51,064      0     775
ISHARES TR                   S&P SMLCP VALU   464287879    3,493    44,220          SOLE                   43,470      0     750
ISHARES TR                   S&P NTL AMTFREE  464288414      207     1,850          SOLE                    1,850      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,773    15,735          SOLE                   13,035      0   2,700
ISHARES TR                   BARCLYS TIPS BD  464287176   10,329    84,832          SOLE                   80,967      0   3,865
JOHNSON & JOHNSON            COM              478160104      349     5,070          OTHER                   5,070      0       -
JPMORGAN CHASE & CO          COM              46625H100      604    14,917          OTHER                  14,917      0       -
KIMBERLY CLARK CORP          COM              494368103      325     3,785          OTHER                   3,785      0       -
M & T BK CORP                COM              55261F104      267     2,805          OTHER                   2,805      0       -
MICROSOFT CORP               COM              594918104      217     7,305          OTHER                   7,305      0       -
PAYCHEX INC                  COM              704326107    3,330   100,043          OTHER                 100,043      0       -
PEPSICO INC                  COM              713448108      239     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205    1,423    26,400          SOLE                   26,400      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   12,565   438,110          SOLE                  426,360      0  11,750
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,885   113,700          SOLE                  113,700      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    2,828   113,350          SOLE                  111,250      0   2,100
RYDEX ETF TRUST              GUG S&P500 PU VA 78355W304      933    29,285          SOLE                   29,285      0       -
SCHLUMBERGER LTD             COM              806857108      232     3,212          OTHER                   3,212      0       -
SCHWAB STRATEGIC TR          EMRG MKTEQ ETF   808524706      278    11,101          SOLE                   11,101      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    2,049    79,367          SOLE                   79,367      0       -
SCHWAB STRATEGIC TR          US AGGREGATE B   808524839      518     9,813          SOLE                    9,813      0       -
SCHWAB STRATEGIC TR          US REIT ETF      808524847      223     7,385          SOLE                    7,385      0       -
SCHWAB STRATEGIC TR          US TIPS ETF      808524870      223     3,829          SOLE                    3,829      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   29,722   221,721          SOLE                  214,271      0   7,450
SPDR GOLD TRUST              GOLD SHS         78463V107    1,954    11,365          SOLE                   11,365      0       -
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   19,261   490,726          SOLE                  479,026      0  11,700
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    2,661    59,860          SOLE                   57,360      0   2,500
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541    1,518    29,900          SOLE                   29,900      0       -
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    3,111   113,843          SOLE                  109,468      0   4,375
SPDR S&P 500 ETF TR          TR UNIT          78462F103  156,836 1,089,365          SOLE                1,068,190      0  21,175
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      610     3,390          SOLE                    3,390      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    2,428    53,000          SOLE                   53,000      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417      229     5,700          SOLE                    5,700      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   34,292   476,543          SOLE                  464,693      0  11,850
SPDR SERIES TRUST            S&P BK ETF       78464A797    9,565   407,348          SOLE                  405,573      0   1,775
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827    1,916    23,525          SOLE                   23,525      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   32,660   383,560          SOLE                  366,685      0  16,875
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    5,475    83,340          SOLE                   72,740      0  10,600
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,571    19,360          SOLE                   17,710      0   1,650
VANGUARD INDEX FDS           REIT ETF         922908553    4,497    69,214          SOLE                   68,539      0     675
VANGUARD INDEX FDS           SMALL CP ETF     922908751      786     9,805          SOLE                    7,205      0   2,600
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    4,585   109,908          SOLE                  106,033      0   3,875
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      268     6,243          SOLE                    6,243      0       -
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858   33,428 1,016,664          SOLE                  975,364      0  41,300


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